Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Details) - EUR (€)		5 Months Ended
	Jul. 31, 2023	Dec. 31, 2023
Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Details) [Line Items]
Percentage of voting equity interests acquired		50.00%
Percentage of purchased of UYBA	51.00%
Acquired business contributed revenues		€ 836,786
Net loss		€ 908,697
Brera Holdings PLC [Member]
Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Details) [Line Items]
Percentage of voting equity interests acquired		51.00%
Brera Holdings PLC [Member]
Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Details) [Line Items]
Paid value	€ 840,000